Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Effect of exemptions	₺ 130,718	₺ 123,878	₺ 198,160
Previously unrecognized tax losses used to reduce deferred tax expense	665,842
Lifecell [member]
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Previously unrecognized tax losses used to reduce deferred tax expense	₺ 665,842
Fintur [member]
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Effect of exemptions			₺ 76,164